Unaudited Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
CURRENT ASSETS:
Cash and cash equivalents	$ 0	$ 0
Restricted cash	6,173	15,026
Trade accounts receivable, net of allowance for doubtful receivables of $48 and $14 at December 31, 2015 and at June 30, 2016, respectively	6,944	10,059
Due from related parties (Note 4)	14,359	20,637
Assets held for sale (Note 6)	97,515	216,026
Financial instruments (Note 11)	67	0
Prepayments and advances	1,098	2,305
Other current assets (Note 5)	6,482	5,014
Total current assets	132,638	269,067
FIXED ASSETS, NET:
Vessels, net (Note 6)	94,705	96,428
Total fixed assets, net	94,705	96,428
OTHER NON-CURRENT ASSETS:
Investment in affiliate (Note 9)	0	91,410
Goodwill (Note 7)	7,002	7,002
Financial instruments (Note 11)	0	411
Above market acquired time charter contracts (Note 7)	3,212	11,007
Other non-current assets (Note 8)	0	727
Total other non-current assets	10,214	110,557
Total assets	237,557	476,052
CURRENT LIABILITIES:
Current portion of long-term debt, net of deferred finance costs (Note 10)	213,515	217,549
Liabilities held for sale (Note 6)	0	104,366
Accounts payable and other current liabilities	1,269	2,613
Accrued liabilities (Note 4)	7,148	4,955
Due to related parties (Note 4)	11,265	21,828
Deferred revenue	467	725
Financial instruments (Note 11)	486	2,604
Total current liabilities	234,150	354,640
COMMITMENTS AND CONTINGENCIES (Note 14)
STOCKHOLDERS' EQUITY:
Preferred stock,$0.01 par value;500,000,000 shares authorized at December 31,2015 & June 30,2016; 100,000,000 shares designated as Series A;100,000,000 shares designated as Series B & 10,000 shares designated as Series C;0 shares of Series A issued & outstanding at December 31,2015 & June 30,2016; 4,000,000 & 0 shares of Series B issued & outstanding at December 31,2015 & June 30,2016,respectively & 0 & 4,300 shares of Series C issued & outstanding at December 31,2015 & June 30,2016,respectively (Note 12)	0	40
Common stock, $0.01 par value; 1,000,000,000 shares authorized at December 31, 2015 and June 30, 2016; 28,326,566 and 29,811,101 shares issued and outstanding at December 31, 2015 and June 30, 2016, respectively (Note 12)	298	283
Treasury stock; $0.01 par value; 1,444,720 shares at December 31, 2015 and June 30, 2016	(14)	(14)
Additional paid-in capital	3,223,071	3,224,839
Accumulated other comprehensive income	0	233
Accumulated deficit	(3,219,948)	(3,103,969)
Total DryShips Inc. stockholders' equity	3,407	121,412
Total liabilities and stockholders' equity	$ 237,557	$ 476,052